Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Loss Per Share
Loss per share is computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Numerator
Net loss available to Full Truck Alliance Co. Ltd. from continuing operations	(1,541,660)	(3,470,924)	(3,654,448)
Net income available to Full Truck Alliance Co. Ltd. from discontinued operations	18,010	452	—
Net loss available to Full Truck Alliance Co. Ltd	(1,523,650)	(3,470,472)	(3,654,448)
Deemed dividend	—	(120,086)	(518,432)
Net loss available to ordinary shareholders—basic and diluted	(1,523,650)	(3,590,558)	(4,172,880)

Denominator
Weighted average number of ordinary shares outstanding—basic and diluted	3,299,723,079	3,423,687,654	13,445,972,280
Basic and diluted loss per share-continuing operations	(0.47)	(1.05)	(0.31)
Basic and diluted earnings per share-discontinued operations	0.01	0.00	—

Basic and diluted loss per share	(0.46)	(1.05)	(0.31)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	As of December 31,
	2020	2021
	RMB	RMB
Convertible redeemable preferred shares	15,033,856,835	—
Share options	418,452,697	428,577,773